UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21980

ALPINE TOTAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
January 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.0%

Aerospace & Defense-1.0%
112,500	B/E Aerospace, Inc.	$4,550,625
34,800	Raytheon Co.	4,462,752
		9,013,377

Air Freight & Logistics-0.9%
65,900	FedEx Corp. (a)	8,756,792

Airlines-0.8%
200,000	Japan Airlines Co., Ltd.	7,506,666

Auto Components-1.3%
63,000	Delphi Automotive PLC	4,091,220
1,898,000	GKN PLC	7,594,191
		11,685,411

Automobiles-0.9%
679,000	Ford Motor Co.	8,107,260

Banks-4.7%
540,815	Banco Bilbao Vizcaya Argentaria SA	3,480,997
466,000	Bangkok Bank PCL-NVDR	2,000,090
467,967	Citizens Financial Group, Inc.	9,944,299
204,000	Hana Financial Group, Inc.	3,671,131
461,000	Mitsubishi UFJ Financial Group, Inc.	2,363,960
1,296,200	Regions Financial Corp. (a)	10,525,144
361,500	Standard Chartered PLC	2,438,676
55,000	Sumitomo Mitsui Financial Group, Inc.	1,845,173
147,500	Wells Fargo & Co. (a)	7,408,925
		43,678,395

Beverages-1.6%
117,300	Anheuser-Busch InBev NV-SP ADR (a)	14,761,032

Biotechnology-0.5%
51,000	Gilead Sciences, Inc.	4,233,000

Capital Markets-3.2%
60,000	Amundi SA (b)(c)	2,498,199
295,500	Daiwa Securities Group, Inc.	1,846,553
292,000	Invesco, Ltd. (a)	8,739,560
106,500	Lazard, Ltd.-Class A	3,832,935
425,811	Mediobanca SpA	3,412,617
140,000	Schroders PLC	5,469,974
74,500	State Street Corp.	4,151,885
		29,951,723

Chemicals-2.4%
420,000	Clariant AG (b)	6,858,355
237,055	Johnson Matthey PLC	8,385,706
104,500	Symrise AG	6,776,746
		22,020,807

Commercial Services & Supplies-0.6%
149,400	ISS A/S	5,281,774

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
January 31, 2016 (Unaudited)

Communications Equipment-3.4%
360,500	Cisco Systems, Inc. (a)	8,576,295
146,500	Harris Corp.	12,741,105
1,386,000	Nokia OYJ	9,983,999
		31,301,399

Construction & Engineering-2.6%
4,329,000	China Railway Construction Corp., Ltd.-Class H	4,358,778
427,500	Ferrovial SA	9,367,734
157,500	Vinci SA	10,670,185
		24,396,697

Consumer Finance-1.0%
195,000	Discover Financial Services (a)	8,929,050

Diversified Financial Services-1.8%
723,100	Bank of America Corp. (a)	10,224,634
146,000	Citigroup, Inc. (a)	6,216,680
		16,441,314

Diversified Telecommunication Services-1.6%
427,500	BT Group PLC-SP ADR (a)	14,902,650

Electric Utilities-1.4%
118,500	NextEra Energy, Inc.	13,237,635

Electronic Equipment, Instruments & Components-1.0%
160,000	TE Connectivity, Ltd. (a)	9,145,600

Food & Staples Retailing-1.9%
178,900	CVS Health Corp. (a)	17,279,951

Food Products-2.9%
296,500	Mondelez International, Inc.-Class A (a)	12,779,150
128,000	Nestle SA	9,430,062
65,000	The Kraft Heinz Co.	5,073,900
		27,283,112

Health Care Equipment & Supplies-2.3%
151,700	Medtronic PLC (a)	11,517,064
98,000	Zimmer Biomet Holdings, Inc.	9,727,480
		21,244,544

Health Care Providers & Services-3.6%
97,800	HCA Holdings, Inc. (b)	6,804,924
39,200	Humana, Inc. (a)	6,381,368
62,000	McKesson Corp. (a)	9,980,760
47,000	UnitedHealth Group, Inc. (a)	5,412,520
42,700	Universal Health Services, Inc.-Class B	4,809,728
		33,389,300

Hotels, Restaurants & Leisure-3.1%
138,000	Aramark	4,409,100
161,000	Carnival Corp.	7,748,930
61,500	Darden Restaurants, Inc.	3,878,190
58,000	McDonald’s Corp.	7,179,240
69,000	Royal Caribbean Cruises, Ltd. (a)	5,655,240
		28,870,700

Household Durables-1.2%
124,330	CalAtlantic Group, Inc.	4,039,482
169,500	Lennar Corp.-Class A (a)	7,144,425
		11,183,907

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
January 31, 2016 (Unaudited)

Household Products-1.6%
118,000	Energizer Holdings, Inc.	3,780,720
389,577	Svenska Cellulosa AB SCA-B Shares	11,546,144
		15,326,864

Independent Power and Renewables-1.3%
545,000	NRG Yield, Inc.-Class C	7,215,800
282,100	Pattern Energy Group, Inc.	5,345,795
		12,561,595

Industrial Conglomerates-1.5%
319,000	CK Hutchison Holdings, Ltd.	3,992,014
100,500	Siemens AG	9,632,898
		13,624,912

Insurance-0.8%
47,300	Allianz SE	7,654,858

IT Services-1.0%
91,900	Accenture PLC-Class A (a)	9,699,126

Life Sciences Tools & Services-1.2%
84,200	Thermo Fisher Scientific, Inc. (a)	11,119,452

Machinery-1.6%
1,805,950	CRRC Corp., Ltd.-Class H	1,690,128
79,000	Snap-on, Inc. (a)	12,763,240
		14,453,368

Media-3.4%
146,000	CBS Corp.-Class B	6,935,000
99,000	Comcast Corp.-Class A	5,515,290
2,393,500	ITV PLC	9,150,041
49,200	The Walt Disney Co. (a)	4,714,344
247,500	WPP PLC	5,382,504
		31,697,179

Multi-Utilities-1.5%
355,000	CMS Energy Corp. (a)	13,802,400

Multiline Retail-1.6%
204,000	Dollar General Corp. (a)	15,312,240

Oil, Gas & Consumable Fuels-5.4%
311,000	BP PLC-SP ADR	10,067,070
60,500	Chevron Corp.	5,231,435
188,000	Enbridge, Inc. (a)	6,504,800
110,500	EOG Resources, Inc.	7,847,710
64,000	Exxon Mobil Corp.	4,982,400
139,500	Kinder Morgan, Inc.	2,294,775
148,000	Marathon Petroleum Corp.	6,184,920
69,500	Occidental Petroleum Corp. (a)	4,783,685
114,000	The Williams Cos., Inc.	2,200,200
		50,096,995

Personal Products-0.5%
114,000	Unilever NV	5,049,761

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
January 31, 2016 (Unaudited)

Pharmaceuticals-6.1%
158,000	AstraZeneca PLC-SP ADR (a)	5,090,760
57,700	Bayer AG	6,493,917
117,800	Mylan NV (b)	6,206,882
129,500	Novartis AG-SP ADR (a)	10,097,115
47,500	Perrigo Co. PLC	6,867,550
196,000	Pfizer, Inc.	5,976,040
19,000	Roche Holding AG	4,921,459
185,700	Teva Pharmaceutical Industries, Ltd.-SP ADR (a)	11,416,836
		57,070,559

Real Estate Investment Trusts-6.3%
103,000	American Tower Corp. (a)	9,717,020
220,000	Colony Starwood Homes	4,734,400
116,000	Digital Realty Trust, Inc. (a)	9,289,280
700,000	Fibra Uno Administracion SA de CV	1,402,489
300,000	Four Corners Property Trust, Inc.	5,070,000
780	Nippon Building Fund, Inc.	4,034,352
351,000	NorthStar Realty Europe Corp.	3,313,440
421,500	NorthStar Realty Finance Corp.	5,003,205
840,723	Scentre Group	2,626,214
302,500	The Geo Group, Inc. (a)	8,947,950
674,738	Westfield Corp.	4,803,192
		58,941,542

Real Estate Management & Development-1.4%
4,210,000	Global Logistic Properties, Ltd.	4,989,577
357,000	Mitsui Fudosan Co., Ltd.	8,404,091
		13,393,668

Road & Rail-2.7%
76,000	Canadian Pacific Railway, Ltd. (a)	9,099,480
109,000	Kansas City Southern (a)	7,725,920
672,029	Rumo Logistica Operadora Multimodal SA (b)	317,550
112,000	Union Pacific Corp. (a)	8,064,000
		25,206,950

Semiconductors & Semiconductor Equipment-2.9%
268,000	Applied Materials, Inc.	4,730,200
90,500	Avago Technologies, Ltd. (a)	12,100,755
177,000	Intel Corp.	5,490,540
192,000	SK Hynix, Inc.	4,431,554
		26,753,049

Specialty Retail-2.0%
119,000	Dick’s Sporting Goods, Inc.	4,650,520
31,000	The Home Depot, Inc.	3,898,560
148,000	TJX Cos., Inc. (a)	10,543,520
		19,092,600

Technology, Hardware, Storage & Peripherals-4.8%
159,500	Apple, Inc. (a)	15,525,730
551,500	EMC Corp. (a)	13,660,655
9,600	Samsung Electronics Co., Ltd.	9,287,541
119,000	Western Digital Corp.	5,709,620
		44,183,546

Textiles, Apparel & Luxury Goods-0.6%
57,500	Carter’s, Inc. (a)	5,590,150

Water Utilities-0.8%
108,500	American Water Works Co., Inc.	7,042,735

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund
January 31, 2016 (Unaudited)

Wireless Telecommunication Services-1.3%
368,500	Vodafone Group PLC-SP ADR (a)	11,865,700
	Total Common Stocks (Cost $897,352,678)	892,141,345

Equity-Linked Structured Notes-1.3%

Multi-Utilities-1.3%
496,000	Veolia Environnement SA-Morgan Stanley BV	11,958,117
	Total Equity-Linked Structured Notes (Cost $10,698,026)	11,958,117

Total Investments (Cost $908,050,704) (d) -97.3%		904,099,462

Other Assets in Excess of Liabilities-2.7%		24,968,359

TOTAL NET ASSETS 100.0%		$929,067,821

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.3% of the Fund’s net assets.

(d) See Note 2 for the cost of investments for federal tax purposes.

Common Abbreviations

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S-Aktieselskab is the Danish term for a stock-based corporation.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

The accompanying notes are an integral part of these financial statements.

Alpine Total Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

1. Organization:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is to seek high current dividend income. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services - Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Fund are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s NAV is calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAV may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Fund may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Fund, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

In accordance with FASB ASC, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 -	Unadjusted quoted prices in active markets for identical investments.

Level 2 -	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under ASC 820.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2016:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$109,412,711	$22,126,736	$—	$131,539,447
Consumer Staples	58,724,514	20,976,206	—	79,700,720
Energy	50,096,995	—	—	50,096,995
Financials	119,949,095	59,041,455	—	178,990,550
Health Care	115,641,479	11,415,376	—	127,056,855
Industrials	55,740,359	52,500,177	—	108,240,536
Information Technology	97,379,626	23,703,094	—	121,082,720
Materials	—	22,020,807	—	22,020,807
Telecommunication Services	26,768,350	—	—	26,768,350
Utilities	46,644,365	—	—	46,644,365
Equity-Linked Structured Notes	—	11,958,117	—	11,958,117
Total	$680,357,494	$223,741,968	$—	$904,099,462

		Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$1,780,692	$—	$1,780,692
Total	$—	$1,780,692	$—	$1,780,692

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

As of the period ended January 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, approximately $196,421,144 was transferred from Level 1 to Level 2 as a result of a decrease in the number of observable inputs that were readily available to the independent pricing service. As of the period ended January 31, 2016, the Fund had no transfers between Levels 2 and 3.

B. Federal and Other Income Taxes:

It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake procedural steps to claim the benefits of such treaties. Where available, the Fund will file refund claims for foreign taxes withheld.

As of January 31, 2016, net unrealized appreciation/(depreciation) of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized depreciation
$908,050,704	$91,532,368	$(95,483,610)	$(3,951,242)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders:

The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time.

If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Foreign Currency Translation Transactions:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation.

When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund’s forward contracts are not subject to a master netting agreement or similar agreement.

The following forward currency contracts were held as of January 31, 2016:

Description	Counterparty	Settlement Date	Currency	Settlement Value	Current Value	Unrealized Appreciation
Contracts Sold:
Euro	State Street Bank and Trust Company	06/09/16	34,500,000 EUR	$37,753,522	$37,515,293	$238,229
British Pound	State Street Bank and Trust Company	06/09/16	20,600,000 GBP	30,907,004	29,364,541	1,542,463
					$66,879,834	$1,780,692

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 23, 2016

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	March 23, 2016